Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instrument Detail [Abstract]
Notional Amount and Fair Value of Derivative Instruments	The following table summarizes the fair value of derivative instruments, which are inclusive of counterparty risk, on the consolidated balance sheets as of December 31, 2021 and 2020:

	2021	2020
Assets
Interest rate swaps - designated as hedges	$12,278	$47
Total	$12,278	$47
Liabilities
Interest rate swaps - designated as hedges	$2,139	$9,665
Interest rate swaps - not designated as hedges	—	19,570
Total	$2,139	$29,235

Summary of Derivative Instruments

The following table summarizes the Company’s derivative instruments, which were all designated as cash flow hedges as of December 31, 2021:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to one-month LIBOR, with fixed rates between 0.17% and 1.28% per annum, amortizing notional amounts, with termination dates through May 30, 2031	$856,250
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between 0.36% and 1.48% per annum, amortizing notional amounts, with termination dates through March 17, 2031 (1)	868,000
Total notional amount as of December 31, 2021	$1,724,250

(1)	In November 2021, the Company amended certain interest rate swap contracts which were related to the replacement of LIBOR to SOFR due to the reference rate reform.

Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Operations and Comprehensive Income	The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of operations and comprehensive income during the years ended December 31, 2021, 2020 and 2019:

		2021	2020	2019
Derivative instruments	Financial Statement Caption
Non-designated	Realized (loss) gain on financial instruments, net	$(5,408)	$(12,295)	$1,939
Non-designated	Unrealized gain (loss) on financial instruments, net	$5,220	$(6,044)	$(15,442)
Designated	Other comprehensive income (loss)	$10,986	$(12,307)	$(110)
Designated	Interest expense, net	$(8,771)	$(2,806)	$7